Commitments and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
22.	Commitments and contingencies
Legal matters
The Company is subject to various litigation, regulatory investigations, and other legal proceedings that arise in the ordinary course of its business. The Company is also subject to regulatory oversight by numerous regulatory and other governmental agencies. The Company reviews its lawsuits, regulatory investigations, and other legal proceedings on an ongoing basis and provides disclosure and records loss contingencies for such matters when potential losses become probable and can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be estimated, the Company discloses the possible loss in the consolidated financial statements.
The Company is in a dispute with a financial advisor regarding advisory fees related to engagement letters between the parties. In 2022, the Company’s Board of Directors passed resolutions terminating the engagement letters. The financial advisor has subsequently asserted that the terminations of the engagement letters are ineffective and has demanded fees and interest for various transactions. The Company believes it has properly and effectively terminated the engagement letters with the financial advisor, and strenuously disputes the financial advisor’s demand for any fees in connection with the transactions, which have all been conducted without the financial advisor’s assistance. On May 28, 2024, the financial advisor filed a lawsuit regarding the dispute. The Company does not believe that the outcome of the dispute at this point can be reasonably quantified or estimated.

Commitments and other contingencies
Current tax rules related to stablecoins require significant judgments to be made in interpretation of the law, including but not limited to the withholding tax, income tax and information reporting. Additional guidance may be issued by U.S. and non-U.S. governing bodies that may significantly differ from the Company’s interpretation of the law, which could have unforeseen effects on our financial condition and results of operations, and as a result, the related impact on our financial condition and results of operations is not estimable but could be material.

23. Commitments and contingencies
Legal matters
The Company is subject to various litigation, regulatory investigations, and other legal proceedings that arise in the ordinary course of its business. The Company is also subject to regulatory oversight by numerous regulatory and other governmental agencies. The Company reviews its lawsuits, regulatory investigations, and other legal proceedings on an ongoing basis and provides disclosure and records loss contingencies for such matters when potential losses become probable and can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be estimated, the Company discloses the possible loss in the consolidated financial statements.
In February 2018, one of our indirect wholly-owned subsidiaries acquired Poloniex, LLC (“Poloniex”), which owned and operated the Poloniex digital asset trading platform. In April 2018, the Office of Foreign Assets Control of the U.S. Department of the Treasury (“OFAC”) served Poloniex with an administrative subpoena and a second administrative subpoena in September 2019 requesting documents and information regarding accounts opened and/or closed on the Poloniex digital asset trading platform by persons potentially located in Iran, Cuba, Syria, North Korea, Crimea, and Sudan. In April 2023, Poloniex executed a settlement agreement with OFAC regarding its investigation and paid OFAC a settlement fee of $
7.6
 million in May 2023.
The Company is in a dispute with a financial advisor regarding advisory fees related to engagement letters between the parties. In 2022, the Company’s Board of Directors passed resolutions terminating the engagement letters. The financial advisor has subsequently asserted that the terminations of the engagement letters are ineffective and has demanded fees and interest for various transactions. The Company believes it has properly and effectively terminated the engagement letters with the financial advisor, and strenuously disputes the financial advisor’s demand for any fees in connection with the transactions, which have all been conducted without the financial advisor’s assistance. On May 28, 2024, the financial advisor filed a lawsuit regarding the dispute. The Company does not believe that the outcome of the dispute at this point can be reasonably quantified or estimated.
Commitments and other contingencies
Current tax rules related to stablecoins require significant judgments to be made in interpretation of the law, including but not limited to the withholding tax, income tax and information reporting. Additional guidance may be issued by U.S. and non-U.S. governing bodies that may significantly differ from the Company’s interpretation of the law, which could have unforeseen effects on our financial condition and results of operations, and as a result, the related impact on our financial condition and results of operations is not estimable but could be material.